STOCK-BASED COMPENSATION (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
STOCK-BASED COMPENSATION
Summary of activity under the Plan

	Options Available for Grant	Number of Options Outstanding	Weighted- Average Exercise Price Per Share	Weighted- Average Remaining Contractual Life (years)	Aggregate Intrinsic Value (in thousands)
Balances as of December 31, 2020	11,048	51,379,939	$0.56	7.21	$46,516
Options granted	(18,335)	18,335	3.47
Options exercised		(6,465,857)	0.43
Options forfeited	18,335	(18,335)	0.51
Balances as of March 31, 2021	11,048	44,914,082	$0.58	7.05	$202,792
Options vested and exercisable — March 31, 2021		32,204,617	$0.46	6.30	$149,536

A summary of activity under the Plan is as follows:

			Weighted-	Weighted-
			Average	Average	Aggregate
	Options	Number of	Exercise	Remaining	Intrinsic
	Available	Options	Price Per	Contractual	Value (in
	for Grant	Outstanding	Share	Life (years)	thousands)
Balances as of December 31, 2019	4,299,140	42,846,649	$0.34	6.82	$5,821
Increase to options available under Plan	5,242,189	—
Options granted	(10,932,615)	10,932,615	1.23
Options exercised	—	(996,991)	0.38
Options forfeited	870,317	(870,317)	0.49
Options expired	532,017	(532,017)	0.35
Balances as of December 31, 2020	11,048	51,379,939	$0.56	7.21	$46,516
Options vested and exercisable – December 31, 2020		37,219,281	$0.45	6.48	$37,854

Stock-based compensation expense

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss (in thousands):

	Three Months Ended March 31,
	2021	2020
Sales and marketing	$84	$63
Research and development	155	167
General and administrative	521	226
Total stock-based compensation expense	$760	$456

The following table summarizes stock-based compensation expense recorded in each component of operating expenses in the Company’s consolidated statements of operations and comprehensive loss for the years ended December 31, 2020 and 2019 (in thousands):

	Year Ended December 31,
	2020	2019
Sales and marketing	$396	$364
Research and development	1,211	901
General and administrative	2,935	266
Total stock-based compensation expense	$4,542	$1,531